Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001618627
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2023
Prospectus Date	rr_ProspectusDate	Mar. 30, 2023
Evermore Global Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Evermore Global Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Evermore Global Value Fund (the “Fund”) seeks capital appreciation by investing in securities from markets around the world, including U.S. markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions and other market-related fees, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2022, the Fund and Predecessor Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” have been restated to reflect expenses estimated to be incurred for the Fund for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the terms of the expense limitation agreement until its expiration). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund primarily seeks investments in the equity securities of companies that are both undervalued and undergoing change (“special situations”). Special situations are situations where the securities of a company are expected to appreciate as a result of company-specific developments (also referred to as “catalysts”) rather than general business conditions or movements of the market as a whole. Catalysts may include management changes, shareholder activism, and operational and financial restructurings (e.g., cost-cutting, asset sales, breakups, spinoffs, mergers, acquisitions, liquidations, share buybacks, recapitalizations, etc.).

The Fund takes an opportunistic approach to global value investing and may invest in securities of issuers located in any country, in any industry, and of any market capitalization (i.e., share price times the number of common stock shares outstanding) size.

The Fund may invest a significant percentage of its net assets in the securities of issuers it deems to be “family-controlled companies.” The Fund considers a family-controlled company to be a company in which an individual(s) or members of a family, directly or indirectly control a significant ownership interest—typically more than 20% of the outstanding voting shares—and can influence the destiny of the company through their involvement with, or control of, the company’s Board of Directors and/or through their C-suite position within the company.

The Fund will invest at least 40% of its assets, and may invest up to 100% of its assets, in the securities of issuers located in various foreign countries, including both developed and emerging markets, whose securities may be denominated in foreign currencies. The Fund determines where a company is located, and thus, whether a company is considered to be located in a foreign country by considering whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from either goods produced or services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. The Fund may invest a significant percentage of its net assets in the securities of issuers located in Europe. Foreign securities may be issued and traded in foreign currencies. The Fund seeks to identify investment opportunities through extensive research and analysis of individual companies, and generally focuses less on stock market conditions or other macro factors. For these reasons, the Fund may seek investments in the securities of companies that the Sub-Adviser believes to be temporarily depressed.

The debt securities which the Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as S&P Global Ratings (“S&P”) or Moody’s Investors Service (“Moody’s”). The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds”. The Fund will invest in debt securities based on their current yields and overall potential for capital appreciation, and therefore, such debt securities will have varying maturity dates.

The Fund may invest a portion of its assets in derivative instruments. These may include forward contracts, options and futures contracts. The Fund invests in derivatives primarily to hedge its exposure to changes in the values of foreign currencies, typically through the use of foreign currency derivatives, including forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract.

In addition, the Fund may engage in short sales for the following purposes: (i) to hedge against declines of long portfolio positions, (ii) in merger arbitrage situations, and (iii) to profit from declining market values of securities that the Sub-Adviser deems to be overvalued.

The Fund typically will hold an equity investment (other than an investment involving a merger arbitrage situation) for a substantial period of time (more than one year). The Fund will generally sell an investment when the Sub-Adviser determines that its target value has been reached, when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value, when a position weighting needs to be downsized, when catalysts to recognize value no longer exist, when its original investment thesis changes, or when a better investment opportunity arises.

Although the Fund does not have a policy to concentrate assets in any one industry, the Sub-Adviser may, at times, determine that a certain industry or industries offer the best opportunity to achieve the Fund’s investment objective. Therefore, the Fund may invest a significant portion of its total assets in an industry or industries, not to exceed 25% of the Fund’s total assets in any one industry at the time of purchase. The Fund expects to invest in a relatively small number of issuers. The Fund currently expects to invest a significant portion of its assets in the communication services, energy, financial, and industrials sectors, which means that the Fund will be more affected by the performance of such sectors than a fund that is not so significantly invested.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully. There are various circumstances which could prevent the Fund from achieving its investment objective. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. It is important to read the provided risk disclosures in their entirety.

Currency Exchange Rate Risk. The values of foreign securities issued or traded in foreign currencies may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar increases compared to a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

Cybersecurity and Operational Risk. The Fund and its service providers may experience disruptions that arise from cyber security incidents, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, custodian, transfer agent, distributor or other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its Adviser and Sub-Adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund, Adviser, or Sub-Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund, Adviser, or Sub-Adviser or their respective service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cyber security risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Debt Securities Risk. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality is increased, the market values of debt securities generally rise. Conversely, when interest rates rise or perceived credit quality is lowered, the market values of debt securities generally decline. The magnitude of these fluctuations will be greater when the average maturity of the Fund’s securities is longer.

○	Credit Risk. The Fund’s investments in debt securities, including high yield securities and lower-rated or unrated debt securities, include credit risk of the issuer. The value of the Fund’s investments in debt securities may decline if an issuer fails to pay an obligation on a timely basis. If the credit quality of the Fund’s investments in debt securities deteriorates, the value of those investments could decline, and the value of the Fund’s shares could decline.

○	High Yield Securities Risk. The Fund may invest in high yield securities and lower-rated or unrated securities of similar credit quality of distressed companies (sometimes referred to as “high yield securities” or “junk bonds”) and may be subject to greater levels of credit and liquidity risk than a fund that does not invest in such securities. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

○	Interest Rate Risk. Over the past several years, the U.S. Federal Reserve has maintained the level of interest rates at or near historic lows. However, more recently, interest rates have begun to increase as a result of action that has been taken by the U.S. Federal Reserve, which has raised, and may continue to raise, interest rates. If interest rates rise, the Fund’s yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

○	Liquidity Risk. The Fund’s investments in debt securities, including high yield securities and lower-rated or unrated debt securities, include the risk that the securities may be or may become illiquid. Illiquid securities may be difficult to value or sell at an acceptable price, and the Fund may experience a loss with respect to its investments in illiquid securities. The Fund’s investments in non-investment grade fixed income securities will be especially subject to liquidity risk. In addition, markets may become less liquid when there are fewer interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Recently, dealers have generally been less willing to make markets for fixed income securities. All of these risks may increase during periods of market turmoil and could have a negative effect on the Fund’s performance.

Derivative Investment Risk. Derivatives are subject to a number of risks, such as interest rate risk, market risk, credit risk, and foreign exchange risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund may lose more money than its initial investment in the derivative. A small investment in a derivative could have a relatively large positive or negative impact on the performance of the Fund, potentially resulting in losses to Fund shareholders. In addition, there is the risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.

Emerging Market Risk. The risks of foreign investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. In addition, investments in certain emerging markets are subject to an elevated risk of loss resulting from market manipulation and the imposition of exchange controls (including repatriation restrictions). The legal rights and remedies available for investors in emerging markets may be more limited than the rights and remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors in emerging markets may be limited. Political and economic structures in emerging market countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

European Market Risk. The Fund has historically invested and may continue to invest a significant percentage of its net assets in European companies. As such, the value of its investments will be affected by factors related to the European region and may fluctuate more widely than that of a fund that invests more broadly across geographic regions. The Fund may be particularly susceptible to risks relating to economic, political, regulatory or other events or conditions, including acts of war or other conflicts, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, private and public sector debt problems of a single European Union (“EU”) country can pose economic risks to the EU as a whole. Furthermore, political, regulatory and commercial uncertainty resulting from the departure of the United Kingdom (“UK”) from the EU, commonly referred to as “Brexit,” may negatively impact the Fund’s investments in European companies.

Family-Controlled Companies Risk. The Fund may invest a significant portion of its assets in the securities of issuers that it deems to be “family-controlled companies.” Corporate governance standards of some family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. In addition, many family-controlled companies utilize a dual class ownership structure where insider shares carry greater voting rights per share than non-insider shares and therefore allow the family to continue to have outsized control even after selling of a significant portion of the company to outsiders.

Focused Portfolio Risk. The Fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer’s securities may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent that the Fund invests its assets in the securities of fewer issuers, the Fund is subject to greater risk of loss if any of those securities becomes impaired.

Foreign Securities Risk. Securities of companies located outside the U.S. involve additional risks that can increase the potential for losses in the Fund to the extent that it invests in these securities. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, less publicly available information, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; political, social or economic instability; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Foreign securities in which the Fund invests may be traded in markets that close before the time that the Fund calculates its NAV. Furthermore, certain foreign securities in which the Fund invests may be listed on foreign exchanges that trade on weekends or other days when the Fund does not calculate its NAV. As a result, the value of the Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Fund’s shares. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price. To the extent that the Fund’s assets are significantly invested in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

In addition, on January 31, 2020, the UK officially withdrew from the EU, commonly referred to as “Brexit.” Following a transition period, the UK’s post-Brexit trade agreement with the EU went into effect on January 1, 2021. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the Fund’s investments and cause it to lose money. Any further withdrawals from the EU could cause additional market disruption globally.

Industry and Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular industry or sector, the value of its investments will be affected by factors related to that industry or sector and may fluctuate more widely than that of a fund that invests more broadly across industries or sectors. The Fund may focus its investments in the following sectors:

○	Communication Services Sector Risk. The Fund’s investments are exposed to issuers conducting business in the communication services sector. The communication services sector includes companies that facilitate communication and offer related content and information through various mediums. It includes telecom and media & entertainment companies including producers of interactive gaming products and companies engaged in content and information creation or distribution through proprietary platforms. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communication services sector. The performance of companies operating in the communication services sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Increased sensitivity to short product cycles and aggressive pricing, challenges in bringing products to market and changes in demographics and consumer tastes also can affect the demand for, and success of, communication services products and services in the marketplace.

○	Energy Sector Risk. The Fund may invest to a significant extent in the energy sector of the economy. Companies in the energy industry may be significantly affected by volatile energy prices and supply and demand of energy fuels, conservation efforts, energy exploration and production, government regulation, weather or natural disasters and global events. Energy companies may also operate in, or do business in, countries with less developed regulatory regimes or countries with a history of expropriation, nationalization or other adverse policies. Because of this, the securities of energy companies can be very volatile. Energy companies may also have high levels of debt, making them more likely to restructure their businesses if there are market downturns in the energy sector or in the market as a whole.

○	Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

○	Industrials Sector Risk. The Fund may invest to a significant extent in the industrials sector of the economy. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.

Large Companies Risk. Investments in large capitalization companies may underperform the markets as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Large Shareholder Purchase and Redemption Risk. The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Such sales may also accelerate the increase of taxable income to shareholders if these sales result in gains and may also increase transaction costs. In addition, large redemptions could lead to an increase in the Fund’s expense ratio due to a smaller asset base. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing or otherwise maintains a larger cash position than it ordinarily would.

Management Risk. The Fund is subject to risk that the Sub-Adviser will make poor security selections. The Sub-Adviser applies its own investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will achieve the desired results for the Fund.

Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility and decreased liquidity, which could negatively impact Fund performance.

Pandemic Risk. Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Fund, its investments and/or its operations. For example, uncertainties regarding the novel coronavirus (COVID-19) outbreak have resulted in serious economic disruptions globally. These disruptions lead to instability in the marketplace, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the event of a pandemic or an outbreak, there can be no assurance that the Adviser, Sub-Adviser or the Fund’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although vaccines for COVID-19 are more widely available, the full impacts of a pandemic or disease outbreaks are unknown and the pace of recovery may vary from market to market, resulting in a high degree of uncertainty for potentially extended periods of time.

Short Sale Risk. This is the risk that the Fund will incur a theoretically unlimited loss if a price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security.

Small and/or Mid-Sized Companies Risk. Investments in securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of large companies. Compared to large companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities.

Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

Stock Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. In addition, the trading prices of equity securities fluctuate in response to a variety of factors. These factors include events impacting a single issuer, as well as developments that affect specific market segments and the stock market as a whole. The Fund’s NAV, like stock prices generally, will fluctuate within a wide range in response to these factors. As a result, an investor in the Fund could lose money over short or even long periods.

United States Investing Risk. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the Fund has exposure.

Valuation Risk. Many factors may influence the price at which the Fund could sell any particular portfolio investment. Valuation risk is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Sub-Adviser, undervalued. The value of a security believed by the Sub-Adviser to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.

Further information about the Fund’s strategies and risks is provided in the section, “Additional Information about Investment Strategies and Risks of Investing in the Fund”.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on December 27, 2022. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The following performance information shown prior to December 28, 2022, is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class shares from year to year. The table shows how the Fund’s average annual returns for one year, five years, and ten years compare with those of broad measures of market performance. The returns in the bar chart are for the Fund’s Investor Class shares. Prior to April 30, 2015, there was a maximum sales load of 5.00% on the Fund’s Investor Class shares. The annual returns through December 31, 2015 in the bar chart for the Fund’s Investor Class shares do not reflect sales loads. If the sales load were reflected returns would be lower than those shown. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information is available by visiting www.evermoreglobal.com or by calling 866-EVERMORE (866-383-7667) (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Investor Class shares from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-383-7667
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.evermoreglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Year Ended December 31) – Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 13.73% (for the quarter ended December 31, 2020); lowest quarterly return: -30.72% (for the quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class only, and the after-tax returns for Institutional Class will vary to the extent it has different expenses. Prior to April 30, 2015, Investor Class shares were known as Class A shares and Institutional Class shares were known as Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Investor Class only, and the after-tax returns for Institutional Class will vary to the extent it has different expenses. Prior to April 30, 2015, Investor Class shares were known as Class A shares and Institutional Class shares were known as Class I shares.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions or from foreign tax credits are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions or from foreign tax credits may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

Evermore Global Value Fund | MSCI All-Country World Index Ex USA (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.00%)
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.80%
Evermore Global Value Fund | HFRX Event Driven Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.27%)
5 Years	rr_AverageAnnualReturnYear05	(0.29%)
10 Years	rr_AverageAnnualReturnYear10	1.71%
Evermore Global Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVGBX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,009
Annual Return 2013	rr_AnnualReturn2013	37.95%
Annual Return 2014	rr_AnnualReturn2014	(6.83%)
Annual Return 2015	rr_AnnualReturn2015	7.88%
Annual Return 2016	rr_AnnualReturn2016	17.68%
Annual Return 2017	rr_AnnualReturn2017	18.72%
Annual Return 2018	rr_AnnualReturn2018	(21.07%)
Annual Return 2019	rr_AnnualReturn2019	25.05%
Annual Return 2020	rr_AnnualReturn2020	(7.01%)
Annual Return 2021	rr_AnnualReturn2021	5.93%
Annual Return 2022	rr_AnnualReturn2022	(26.48%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.72%)
1 Year	rr_AverageAnnualReturnYear01	(26.48%)
5 Years	rr_AverageAnnualReturnYear05	(6.50%)
10 Years	rr_AverageAnnualReturnYear10	3.31%
Evermore Global Value Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(26.39%)
5 Years	rr_AverageAnnualReturnYear05	(6.68%)
10 Years	rr_AverageAnnualReturnYear10	2.91%
Evermore Global Value Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.96%)
5 Years	rr_AverageAnnualReturnYear05	(4.51%)
10 Years	rr_AverageAnnualReturnYear10	2.73%
Evermore Global Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EVGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,736
1 Year	rr_AverageAnnualReturnYear01	(26.35%)
5 Years	rr_AverageAnnualReturnYear05	(6.28%)
10 Years	rr_AverageAnnualReturnYear10	3.56%

[1]	The Fund operated as a series (the "Predecessor Fund") of Evermore Funds Trust prior to the close of business on December 27, 2022, at which time the Predecessor Fund was reorganized into the Fund. Accordingly, the Fund's “Other Expenses” have been restated to reflect expenses estimated to be incurred for the Fund for the current fiscal year. Unless otherwise indicated, references to the “Fund” in this Prospectus refer to the Predecessor Fund and Fund. “Other expenses” includes Acquired Fund Fees and Expenses (“AFFE”) which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as AFFE.
[2]	F/m Investments, LLC d/b/a North Slope Capital, LLC (“F/m” or the “Adviser”) has contractually agreed to limit the amount of the Fund’s total annual operating expenses (excluding taxes, interest on borrowings, AFFE, dividends on securities sold short, brokerage commissions, and other expenditures, which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) to 1.60% and 1.35% of the Fund’s average daily net assets attributable to the Fund’s Investor Class shares and Institutional Class shares, respectively. This contractual limitation is in effect until December 31, 2025 for Investor Class shares and Institutional Class shares and may not be terminated without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”). The Adviser is permitted to recoup, on a class by class basis, any fees it has waived or deferred or expenses it has borne pursuant to an expense limitation agreement to the extent that the Fund’s expenses (after any repayment is taken into account) do not exceed both of (i) the expense limitations that were in effect at the time of the waiver or reimbursement, and (ii) the current expense limitations. The Board must approve any recoupment payment made to the Adviser. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after date on which the fees and expenses were waived or deferred.